Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Entity File Number	1-13202
Entity Registrant Name	Nokia Corp
Entity Incorporation, State or Country Code	H9
Entity Address, Address Line One	Karakaari 7
Entity Address, Postal Zip Code	FI-02610
Entity Address, City or Town	Espoo
Entity Address, Country	FI
Entity Common Stock, Shares Outstanding	5,632,297,576
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1131	1131	1131
Auditor Name	Deloitte Oy	Deloitte Oy	Deloitte Oy
Auditor Location	Helsinki, Finland	Helsinki, Finland	Helsinki, Finland
Entity Central Index Key	0000924613
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Amendment Flag	false
American Depository Shares
Document and Entity Information
Title of 12(b) Security	American Depositary Shares
Trading Symbol	NOK
Security Exchange Name	NYSE
Nokia ordinary shares
Document and Entity Information
Title of 12(b) Security	Shares
Business contact
Document and Entity Information
Entity Address, Address Line One	Karakaari 7
Entity Address, Postal Zip Code	FI-02610
Entity Address, City or Town	Espoo
Entity Address, Country	FI
Contact Personnel Name	Esa Niinimäki
City Area Code	+358
Local Phone Number	10 44 88 000